HENDERSON GLOBAL FUNDS

Henderson European Focus Fund
Henderson Global Equity Income Fund
Henderson Global Opportunities Fund
Henderson Global Technology Fund
Henderson International Opportunities Fund
Henderson Japan-Asia Focus Fund
Henderson US Focus Fund
Henderson Worldwide Income Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated November 5, 2008
to the Prospectus dated November 30, 2007, as Supplemented May 14, 2008 (the “Prospectus”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective immediately, the Funds changed the calculation of the contingent deferred sales charge (“CDSC”) applicable to certain investments in Class A, Class B and Class C shares.  The following paragraph replaces the third paragraph under “Contingent Deferred Sales Charge” in the “Description of Share Classes” section on page thirty-eight of the Prospectus:

The CDSC is calculated on the lesser of the net asset value at the time of original purchase or at the time of redemption.  Shares purchased through reinvestment of distributions are not subject to a CDSC.  These time periods include the time you held Class B or Class C shares of another fund of which you may have exchanged for Class B or Class C shares of the fund you are redeeming.

The following paragraph replaces the fourth paragraph under “CDSC Aging Schedule” in the “Description of Share Classes” section on page thirty-nine of the Prospectus:

The CDSC is applied to the lesser of the net asset value at the time of original purchase or at the time of redemption.  The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

The Fund reserves the right to modify the foregoing policy at any time and to reject any investment for any reason.

Japan-Asia Focus Fund

Effective immediately, the Japan-Asia Focus Fund had a change with respect to its portfolio manager. The following replaces the third paragraph under “Japan-Asia Focus Fund” in the “Management of the Funds” section on page thirty-three of the Prospectus:

Japan - Michael Wood-Martin is the portfolio manager of the Japanese sub-portfolio of the Fund.  Mr. Wood-Martin has 21 years of experience in the investment field and has spent the majority of his investment career specializing in Japanese equities.  Mr. Wood-Martin began his investment career at Henderson Global Investors in 1987 as a Trainee Fund Manager.  He became a Japanese Fund manager in 1991 at which time he moved to Tokyo to work in the Henderson Japan office.  He returned to the London office in 1995 and has been involved in running active Japanese equity portfolios since.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

HENDERSON GLOBAL FUNDS

Henderson Industries of the Future Fund
(the “Fund”)

Supplement dated November 5, 2008
to the Prospectus dated August 29, 2008 (the “Prospectus”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective immediately, the Fund changed the calculation of the contingent deferred sales charge (“CDSC”) applicable to certain investments in Class A and Class C shares.

The following paragraph replaces the third paragraph under “Contingent Deferred Sales Charge” in the “Description of Share Classes” section on page sixteen of the Prospectus:

The CDSC is calculated on the lesser of the net asset value at the time of original purchase or at the time of redemption.  Shares purchased through reinvestment of distributions are not subject to a CDSC.  These time periods include the time you held Class C shares of another fund of which you may have exchanged for Class C shares of the fund you are redeeming.

The following paragraph replaces the fourth paragraph under “CDSC Aging Schedule” in the “Description of Share Classes” section on page seventeen of the Prospectus:

The CDSC is applied to the lesser of the net asset value at the time of original purchase or at the time of redemption.  The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

The Fund reserves the right to modify the foregoing policy at any time and to reject any investment for any reason.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

HENDERSON GLOBAL FUNDS

Henderson Japan-Asia Focus Fund
(the “Fund”)

Supplement dated November 5, 2008
to the Prospectus dated November 30, 2007, as Supplemented May 14, 2008 (the “Prospectus”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective immediately, the Fund had a change with respect to its portfolio manager. The following replaces the third paragraph under “Japan-Asia Focus Fund” in the “Management of the Funds” section on page thirty-three of the Prospectus:

Japan - Michael Wood-Martin is the portfolio manager of the Japanese sub-portfolio of the Fund.  Mr. Wood-Martin has 21 years of experience in the investment field and has spent the majority of his investment career specializing in Japanese equities.  Mr. Wood-Martin began his investment career at Henderson Global Investors in 1987 as a Trainee Fund Manager.  He became a Japanese Fund manager in 1991 at which time he moved to Tokyo to work in the Henderson Japan office.  He returned to the London office in 1995 and has been involved in running active Japanese equity portfolios since.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.